LOANS AND PAYMENT PLAN RECEIVABLES (Details) - USD ($) $ in Thousands		3 Months Ended						12 Months Ended
		Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans [Abstract]
Total Loans		$ 2,725,023			$ 2,582,520			$ 2,725,023	$ 2,582,520
Net of deferred loan costs		16,300			13,300			16,300	13,300
Proceeds from sale of loans								50,516	27,658	$ 0
Gain (loss) on sale of loans								19,978	10,597	11,762
Transfer of Portfolio Loans and Leases to Held-for-sale								36,622	41,471	$ 0
Real Estate [Member] | Residential First Mortgages [Member]
Loans [Abstract]
Total Loans	[1]	843,746			811,719			843,746	811,719
Real Estate [Member] | Residential Home Equity and Other Junior Mortgages [Member]
Loans [Abstract]
Total Loans	[1]	166,735			177,574			166,735	177,574
Real Estate [Member] | Construction and Land Development [Member]
Loans [Abstract]
Total Loans	[1]	249,747			180,286			249,747	180,286
Real Estate [Member] | Other [Member]
Loans [Abstract]
Total Loans	[1],[2]	693,580			707,347			693,580	707,347
Consumer [Member]
Loans [Abstract]
Total Loans		448,297			379,607			448,297	379,607
Commercial [Member]
Loans [Abstract]
Total Loans		318,504			319,058			318,504	319,058
Agricultural [Member]
Loans [Abstract]
Total Loans		4,414			6,929			4,414	6,929
Mortgage [Member]
Loans [Abstract]
Total Loans		1,098,911			1,042,890			$ 1,098,911	$ 1,042,890
Mortgage [Member] | Residential Adjustable Rate Mortgage [Member]
Loans [Abstract]
Proceeds from sale of loans				$ 40,600
Gain (loss) on sale of loans				10
Mortgage [Member] | Residential Fixed Rate Mortgage [Member]
Loans [Abstract]
Proceeds from sale of loans		35,300		29,800	10,900
Gain (loss) on sale of loans		$ 1,200		$ 530	$ (100)
Transfer of Portfolio Loans and Leases to Held-for-sale			$ 36,600
Mortgage [Member] | Residential Mortgage Fixed and Adjustable Rate Mortgage [Member]
Loans [Abstract]
Proceeds from sale of loans			9,900			$ 11,100	$ 16,500
Gain (loss) on sale of loans			$ 70			$ (10)	$ 50

[1]	Includes both residential and non-residential commercial loans secured by real estate.
[2]	Includes loans secured by multi-family residential and non-farm, non-residential property.